Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Convertible Preferred stock	Common Stock	Additional paid-in capital	Treasury stock	Accumulated deficit	Unearned ESOP shares	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2011		$ 6,320,000	$ 8,000	$ 14,514,000	$ (205,000)	$ (17,231,000)	$ (899,000)		$ 2,507,000
Balance (in shares) at Dec. 31, 2011		1,816	8,183
Net loss						(3,866,000)			(3,866,000)	[1]
Foreign currency translation adjustment								22,000	22,000	[1]
Convertible Series C Preferred retired		(4,906,000)				377,000			(4,529,000)
Convertible Series C Preferred retired (in shares)		(1,415)
Convertible Series E Preferred sold in private placement, net of issuance costs		5,668,000		355,000					6,023,000
Convertible Series E Preferred sold in private placement, net of issuance costs (in shares)		704
Shares issued in connection with Illume acquisition			1,000	697,000					698,000
Shares issued in connection with Illume acquisition (in shares)			617
Shares issued in connection with Apex acquisition				341,000					341,000
Shares issued in connection with Apex acquisition (in shares)			325
Common stock issued as an antidilution adjustment				173,000					173,000
Common stock issued as an antidilution adjustment (in shares)			175
Employee stock-based compensation				52,000					52,000
Accrued dividends on preferred stock		288,000				(954,000)			(666,000)
Accrued dividends paid-in-kind	[1]
Principal payment from ESOP							132,000		132,000
Balance at Dec. 31, 2012		7,370,000	9,000	16,132,000	(205,000)	(21,674,000)	(767,000)	22,000	887,000
Balance (in shares) at Dec. 31, 2012		1,105	9,300
Net loss						(5,218,000)			(5,218,000)
Foreign currency translation adjustment									(23,000)
Convertible Series E Preferred sold in private placement, net of issuance costs		3,215,000		278,000					3,493,000
Convertible Series E Preferred sold in private placement, net of issuance costs (in shares)		409
Common stock issued as an antidilution adjustment			586,000	262,000		(263,000)
Common stock issued as an antidilution adjustment (in shares)			1
Employee stock-based compensation				76,000					76,000
Common stock issued to employees as part of a specified portion of their annual cash bonus				83,000					83,000
Common stock issued to employees as part of a specified portion of their annual cash bonus (in shares)			70
Common stock issued in private placement, net of issuance costs			2,927,000	400,000					403,000
Common stock issued in private placement, net of issuance costs (in shares)			3
Accrued dividends paid-in-kind						(289,000)			289,000
Accrued and imputed dividends on preferred stock		1,608,000				(2,031,000)			(423,000)
Accrued And imputed Dividends On Preferred Stock, (in shares)
Principal payment from ESOP							138,000		138,000
Balance at Dec. 31, 2013		$ 12,193,000	$ 12,883,000	$ 17,231,000	$ (205,000)	$ (29,475,000)	$ (629,000)	$ (1,000)	$ (873,000)
Balance (in shares) at Dec. 31, 2013		1,514	13

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.